UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701

         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/ Douglas F. Whitman     Palo Alto, CA     February 05, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     207289


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ACT MFG INC                    COM              000973107     2958   187814 SH        SOLE                  187814        0        0
ADVANCED FIBRE COMMUNICATIONS  COM              00754A105     2358   130548 SH        SOLE                  130548        0        0
BROADCOM CORP                  CL A             111320107     8450   100000 SH        SOLE                  100000        0        0
BROOKTROUT INC                 COM              114580103     4081   430950 SH        SOLE                  430950        0        0
CISCO SYS INC                  COM              17275R102    17109   447300 SH        SOLE                  447300        0        0
CITRIX SYS INC                 COM              177376100    12830   570200 SH        SOLE                  570200        0        0
DSP GROUP INC                  COM              23332B106    11384   540900 SH        SOLE                  540900        0        0
EXODUS COMMUNICATIONS INC      COM              302088109    12086   604306 SH        SOLE                  604306        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102    22444   787500 SH        SOLE                  787500        0        0
GALILEO TECHNOLOGY LTD         ORD              M47298100     4170   310300 SH        SOLE                  310300        0        0
MACROMEDIA INC                 COM              556100105    15503   255200 SH        SOLE                  255200        0        0
PALM INC                       COM              696642107     9003   317978 SH        SOLE                  317978        0        0
POLYCOM INC                    COM              73172K104    20633   641022 SH        SOLE                  641022        0        0
QLOGIC CORP                    COM              747277101    37822   491200 SH        SOLE                  491200        0        0
RSA SEC INC                    COM              749719100    20722   391900 SH        SOLE                  391900        0        0
SNOWBALL COM INC               COM              83335R102        9    21415 SH        SOLE                   21415        0        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103     2193    50200 SH        SOLE                   50200        0        0
VERITAS SOFTWARE CO            COM              923436109     3098    35400 SH        SOLE                   35400        0        0
VINA TECHNOLOGIES INC          COM              92719D100      329    85000 SH        SOLE                   85000        0        0
WESTERN MULTIPLEX CORP         CL A             95874P107      107    15500 SH        SOLE                   15500        0        0
